Comprehensive Income or Loss - Reclassifications Out of Accumulated Other Comprehensive Income or Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest expense	$ (191.8)	$ (201.8)	$ (202.4)
Cost of goods sold	(2,991.5)	(2,962.0)	(2,981.6)
Income tax provision	(8.4)	(8.1)	(30.4)
Selling, General and Administrative Expense	942.3	915.4	913.6
Reclassification out of Accumulated Other Comprehensive Income or Loss[Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net of tax	1.9
Reclassification out of Accumulated Other Comprehensive Income or Loss[Member] | Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest expense	(0.6)
Loss on extinguishment of long-term debt	(0.4)
Cost of goods sold	5.5
Total before tax	4.5
Income tax provision	(1.1)
Net of tax	3.4
Reclassification out of Accumulated Other Comprehensive Income or Loss[Member] | Defined Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax	(2.1)
Income tax provision	0.6
Net of tax	(1.5)
Selling, General and Administrative Expense	$ (2.1)